SHARE-BASED COMPENSATION - Schedule of Stock Award Activity (Details) - $ / shares	12 Months Ended					36 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2019
Number of Shares
Outstanding, Beginning | shares	0	0	0	1,270,000		1,270,000
Granted | shares	0	0	0	0
Exercised | shares	0	0	0	0
Forfeited | shares	0	(1,190,000)	(1,190,000)	(1,190,000)
Canceled | shares	0	(80,000)	(80,000)	(80,000)
Outstanding, Ending | shares	0	0	0	0	1,270,000	0
Exercisable	0	0				0
Vested and expected to vest	0	0				0
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0	$ 0	$ 0	$ 12		$ 12
Granted | $ / shares	0					12
Exercised | $ / shares	0	0	0	0
Forfeited | $ / shares	0	12	12	12
Canceled | $ / shares	0	12	12	12
Outstanding, Ending | $ / shares	0	0	$ 0	$ 0	$ 12	0
Exercisable	0	0				0
Vested and expected to vest	$ 0	$ 0				$ 0
Weighted Average Remaining Contractual Term In Years
Outstanding					2 years 5 months 1 day
Granted						3 years
Vested and expected to vest	0 years	0 years